Segment Reporting - Revenues and Percentage of Consolidated Revenues (Parenthetical) (Detail) (Customer Concentration Risk [Member], BP PLC [Member], Sales Revenue, Net [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue, Major Customer [Line Items]
Percentage of revenue for BP PLC		10.00%
Maximum [Member]
Revenue, Major Customer [Line Items]
Percentage of revenue for BP PLC	10.00%		10.00%